Consolidated Statement of Cash Flow (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Increase in Prepaid taxes		$ (36,716)	$ (14,802)	$ (2,351)
Decrease (Increase) in Inventories		511	(2,031)	466
Decrease (Increase) in Trade receivables		3,423	(1,344)	(4,811)
Decrease (Increase) in Prepayments and other receivables and Other assets		655	(8,623)	(1,758)
Customer advance (repayments) payments	[1]	(10,000)	(10,000)	20,000
Security deposit utilised (granted) (Note 35.3)		15,600	(15,600)	0
Increase in Trade and other payables		20,169	27,122	374
Increase (decrease) in working capital		$ (6,358)	$ (25,278)	$ 11,920

[1]	In December 2015, the Colombian subsidiary entered into a prepayment agreement with Trafigura under which GeoPark sells and deliver a portion of its Colombian crude oil production. Funds committed were repaid by the Group on a monthly basis through future oil deliveries until December 2018.